ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - $ / shares			3 Months Ended	12 Months Ended
		Aug. 05, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018		Dec. 27, 2018	Dec. 31, 2017	[1]
Number of common stock issued			2,047,500
Number of common stock outstanding			157,529,712	128,902,124	8,883,922
Number of common stock returned			4,975,000	4,975,000
Number of common stock held			25,000	25,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Description of changed its name			November 1, 2019, immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of Company's common stock at a ratio of 1-for-10, effective on November 1, 2019. As a result of the Reverse Stock Split, each ten pre-split shares of common stock outstanding automatically combined into one new share of common stock without any further action on the part of the holders, and the number of outstanding shares common stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.	On November 1, 2019, immediately following the name change, the Company filed a Certificate of Change with the Secretary of State of the State of Nevada to effect a reverse split of Company's common stock at a ratio of 1-for-10, effective on November 1, 2019. As a result of the Reverse Stock Split, each ten pre-split shares of common stock outstanding automatically combined into one new share of common stock without any further action on the part of the holders, and the number of outstanding shares common stock was reduced from 320,477,867 shares to 32,047,817 after rounding for fractional shares.
Percentage of ownership				99.90%
IPS retained shares of common stock			5,000,000	5,000,000
Vivi Holdings [Member]
Percentage of ownership				9.00%
Exchange of shares				2,250,000
Gaston Pereira [Member]
Number of common stock outstanding							100,000
Percentage of ownership				5.00%
GlobalConsultingAlliance [Member]
Number of common stock outstanding							100,000
Percentage of ownership				2.50%
Joseph Abrams [Member]
Percentage of ownership				1.50%
Stock Purchase Agreement [Member]
Description of the business		Qpagos Mexico and Redpag in terms of a Stock Purchase Agreement entered into with Vivi Holdings, Inc on August 5, 2019, in exchange for 2,250,000 shares of common stock of Vivi Holdings, of which nine percent (9%) was allocated to the following: Gaston Pereira (5%), Andrey Novikov (2.5%), and Joseph Abrams (1.5%).
Warrant [Member]
Number of common stock exercisable			1,852,775	852,775 [1]	852,775	[1]		852,775
Qpagos Corporation [Member]
Number of common stock issued				5,000,000
Number of common stock others				2
Number of common stock held				49,929,000
Common stock, par value (in dollars per share)				$ 0.0001
Date of acquisition agreement				May 12, 2016
Percentage of ownership			100.00%	100.00%
Qpagos Corporation [Member] | Ownership [Member]
Percentage of outstanding shares				91.00%
Common Stock [Member]
Number of common stock issued	[2]		1,400,000	650,000
Reverse stock split, description			Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation's capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of IPSI common stock, par value $0.0001 per share (the "Common Stock"). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, IPSI assumed all of Qpagos Corporation's warrants issued and outstanding immediately prior to the Merger, which were exercisable for approximately 6,219,200 pre-reverse split (621,920 post reverse split that was effected in November 2019) shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current IPSI stockholder of 5,000,000 pre-reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock agreed to return to IPSI 4,975,000 pre-reverse split (497,500 post reverse split that was effected in November 2019) shares of Common Stock held by such holder to IPSI and the then-current IPSI stockholder retained an aggregate of 25,000 pre-reverse split (2,500 post reverse split that was effected in November 2019) shares of Common Stock and the other stockholders of IPSI retained 5,000,000 pre-reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation's former stockholders held 49,929,000 pre-reverse split (4,992,900 post reverse split that was effected in November 2019) shares of IPSI common stock which represented approximately 91% of the outstanding Common Stock.	Pursuant to the Merger Agreement, upon consummation of the Merger, each share of Qpagos Corporation's capital stock issued and outstanding immediately prior to the Merger was converted into the right to receive two shares of IPS common stock, par value $0.0001 per share (the "Common Stock"). Additionally, pursuant to the Merger Agreement, upon consummation of the Merger, IPS assumed all of Qpagos Corporation's warrants issued and outstanding immediately prior to the Merger, which were exercisable for approximately 6,219,200 pre-reverse split (621,920 post reverse split that was effected in November 2019) shares of Common Stock, respectively, as of the date of the Merger. Prior to and as a condition to the closing of the Merger, the then-current IPS stockholder of 5,000,000 pre-reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock agreed to return to IPS 4,975,000 pre-reverse split (497,500 post reverse split that was effected in November 2019) shares of Common Stock held by such holder to IPS and the then-current IPS stockholder retained an aggregate of 25,000 pre-reverse split (2,500 post reverse split that was effected in November 2019) shares of Common Stock and the other stockholders of IPS retained 5,000,000 pre-reverse split (500,000 post reverse split that was effected in November 2019) shares of Common Stock. Therefore, immediately following the Merger, Qpagos Corporation's former stockholders held 49,929,000 pre-reverse split (4,992,900 post reverse split that was effected in November 2019) shares of IPS common stock which represented approximately 91% of the outstanding Common Stock.

[1]	Adjusted for 10 for 1 reverse stock split effective November 1, 2019.
[2]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.